Description of Business	12 Months Ended
Dec. 31, 2013
Description of Business

1. Description of Business

Navigator Holdings Ltd. (“the Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a business of owning and operating a fleet of gas carriers. At December 31, 2013, the Company owned and operated 23 gas carriers (the “Vessels”) having a cargo capacity of between 20,600 cbm and 22,100 cbm, of which 17 were semi-refrigerated and of those, five were capable of transporting ethylene. The remaining six are fully-refrigerated vessels.